Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of disaggregation of revenue categorized by commodities sold
	Year ended	Year ended
	December 31,	December 31,
	2024	2023 Revised (1)

Silver
Sales revenue	$62,052	$62,419
Derivative pricing adjustments	326	687
	62,378	63,106
Zinc
Sales revenue	$37,878	$38,421
Derivative pricing adjustments	986	325
	38,864	38,746
Lead
Sales revenue	$18,208	$25,438
Derivative pricing adjustments	(1)	19
	18,207	25,457
Other by-products
Sales revenue	$1,060	$1,044
Derivative pricing adjustments	342	196
	1,402	1,240

Total sales revenue	$119,198	$127,322
Total derivative pricing adjustments	1,653	1,227
Gross revenue	$120,851	$128,549
Proceeds before intended use	3,678	188
Treatment and selling costs	(24,341)	(33,577)
	$100,188	$95,160